SHAREHOLDERS' EQUITY (Details) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)
SHAREHOLDERS' EQUITY
Proceeds from capital contribution	$ 0	$ 0	$ 828,056	¥ 5.9
Stockholders' equity	21,165,627	18,634,687	14,819,761		$ 16,371,373
Paid in capital
SHAREHOLDERS' EQUITY
Stockholders' equity	5,346,674	5,346,674	5,346,674		5,346,674
Statutory reserve
SHAREHOLDERS' EQUITY
Stockholders' equity	818,465	741,584	$ 492,992		$ 684,055
YSX PRC Entities | Paid in capital
SHAREHOLDERS' EQUITY
Stockholders' equity	$ 6,200,000
YSX PRC Entities | Statutory reserve
SHAREHOLDERS' EQUITY
Stockholders' equity		$ 6,100,000